Cover	Aug. 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	Piedmont Lithium Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38427
Entity Tax Identification Number	36-4996461
Entity Address, Address Line One	42 E Catawba Street
Entity Address, City or Town	Belmont
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28012
City Area Code	704
Local Phone Number	461-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock $0.0001 par value per share
Trading Symbol	PLL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001728205